Stock-Based Compensation - Restricted Participation and Appreciation Units (Details) - Restricted Participation and Appreciation Units - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Equity instruments other than options outstanding		108,975
Vested in period, fair value	$ 77	$ 242